UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

Defiance Next Gen Video Gaming ETF

Ticker: VIDG

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Defiance ETFs

Defiance Next Gen Video Gaming ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Video Gaming ETF (“VIDG” or the “Fund”), formerly the Defiance Future Tech ETF. The following information pertains to the period from January 1, 2019 through June 30, 2019 (the “Current Fiscal Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Next Gen Video Gaming Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of stocks of global companies involved in a range of industries, collectively defined, by BlueStar Indexes as Interactive Entertainment Index companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the Current Fiscal Period. The market price for VIDG increased 21.34% and the net asset value (“NAV”) increased 21.21%, while the S&P 500® Index, a broad market index, increased 18.54% over the same period. The Fund’s Index increased 21.47%. Meanwhile, outstanding shares ended the Current Fiscal Period at 150,000.

For the Current Fiscal Period, the largest positive contributor to return was Snap, Inc., adding 2.35% to the return of the Fund, gaining 159.53% with an average weighting of 2.28%. The second largest contributor to return was Universal Display Corporation, adding 1.38% to the return of the Fund, gaining 98.49% with an average weighting of 1.87%. The third largest contributor to return was Nintendo Company, Ltd., adding 1.12% to the return of the Fund, gaining 40.21% with an average weighting of 2.80%.

For the Current Fiscal Period, the largest negative contributor to return was Synaptics, Inc., detracting 0.32% from the return of the Fund, declining 24.81% with an average weighting of 1.22%. The security contributing second-most negatively was Immersion Corporation, detracting 0.22% from the return of the Fund, and declining 15.07% with an average weighting of 1.38%. The third largest negative contributor to return was Technicolor SA, detracting 0.19% from the return of the Fund, and declining 15.99% with an average weight of 1.15%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs, LLC, Adviser to the Fund

Defiance Quantum ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the period from January 1, 2019 through June 30, 2019 (the “Current Fiscal Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the Current Fiscal Period. The market price for QTUM increased 23.06% and the NAV increased 23.03%, while the S&P 500® Index, a broad market index, increased 18.54% over the same period. The Fund’s Index increased 23.21%. Meanwhile, outstanding shares ended the Current Fiscal Period at 300,000.

For the Current Fiscal Period, the largest positive contributor to return was Lattice Semiconductor Corporation, adding 1.67% to the return of the Fund, gaining 110.84% with an average weighting of 2.29%. The second largest contributor to return was Integrated Alteryx, Inc., adding 1.19% to the return of the Fund, gaining 83.49% with an average weighting of 1.73%. The third largest contributor to return was Cypress Semiconductor Corporation, adding 1.14% to the return of the Fund, gaining 77.02% with an average weighting of 1.62%.

For the Current Fiscal Period, the largest negative contributor to return was Cloudera, Inc., detracting 1.36% from the return of the Fund, declining 52.44% with an average weighting of 2.36%. The security contributing second-most negatively was Maxar Technologies, Inc., detracting 0.56% from the return of the Fund, and declining 33.76% with an average weighting of 0.68%. The third largest negative contributor to return was Nokia Corporation, detracting 0.16% from the return of the Fund, and declining 12.98% with an average weight of 1.30%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs, LLC, Adviser to the Fund

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the period from inception on March 4, 2019 through June 30, 2019 (the “Current Fiscal Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of U.S.-listed stocks, of global companies that are involved in the development of or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the Current Fiscal Period. The market price for FIVG decreased 3.87% and the NAV decreased 3.81%, while the S&P 500® Index, a broad market index, increased 6.01% over the same period. The Fund’s Index decreased 3.73%. Meanwhile, outstanding shares ended the Current Fiscal Period at 3,700,000.

For the Current Fiscal Period, the largest positive contributor to return was Qualcomm, Inc., adding 0.71% to the return of the Fund, gaining 44.37% with an average weighting of 2.40%. The second largest contributor to return was Maxar Technologies, Inc., adding 0.43% to the return of the Fund, gaining 49.49% with an average weighting of 1.00%. The third largest contributor to return was AT&T, Inc., adding 0.39% to the return of the Fund, gaining 13.57% with an average weighting of 2.99%.

For the Current Fiscal Period, the largest negative contributor to return was Commscope Holding Company, Inc., detracting 1.93% from the return of the Fund, declining 31.90% with an average weighting of 5.37%. The security contributing second-most negatively was Infinera Corporation, detracting 1.17% from the return of the Fund, and declining 44.04% with an average weighting of 2.09%. The third largest negative contributor to return was Nokia Corporation, detracting 0.78% from the return of the Fund, and declining 16.70% with an average weight of 4.49%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs, LLC, Adviser to the Fund

Defiance ETFs

Letters to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Investing involves risk. Principal loss is possible. As ETFs, the Funds may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Funds are not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Funds are considered to be non-diversified, so they may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies. Augmented/virtual reality and video gaming companies are subject to intense global competition and may be smaller companies with limited resources. AR/VR and video gaming companies may have products that face rapid obsolescence and may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms and other forms of entertainment, and changes in consumer discretionary spending, all of which may change rapidly and cannot necessarily be predicted.

The possible applications of quantum computing, augmented and virtual reality and 5G technologies are only in the exploration stages, and the possible returns are uncertain and may not be realized in the near future.

Market price is the price at which shares in the ETFs can be bought or sold on the exchanges during trading hours, while the net asset value (“NAV”) represents the value of each share’s portion of the Funds’ underlying assets and cash at the end of the trading day.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in the Index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Past performance is no guarantee of future results.

The Defiance ETFs are distributed by Quasar Distributors, LLC

Defiance ETFs

Portfolio Allocations

As of June 30, 2019 (Unaudited)

Defiance Next Gen Video Gaming ETF

Country	Percentage of Net Assets
United States	46.0%
Japan	20.8
China	8.3
Republic of Korea	8.1
Sweden	5.2
Singapore	3.2
France	2.8
Canada	2.5
Ireland	1.4
Isle of Man	1.4
Finland	0.3
Total	100.0%

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	67.5%
Japan	8.7
Germany	5.3
Netherlands	3.8
Ireland	2.6
Israel	2.5
Republic of Korea	2.5
Taiwan	2.4
France	1.3
Switzerland	1.3
Canada	1.1
United Kingdom	1.0
Total	100.0%

Defiance ETFs

Portfolio Allocations
As of June 30, 2019 (Unaudited) (Continued)

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology ♦	77.6%
Communication Services	13.9
Real Estate	6.0
Industrials	2.2
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Defiance Next Gen Video Gaming ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 78.7% (a)
3,747	Activision Blizzard, Inc.	$176,858
4,836	Bilibili, Inc. - ADR (b)	78,682
3,300	Capcom Company, Ltd.	66,220
3,600	DeNA Company, Ltd.	68,999
1,854	Electronic Arts, Inc. (b)	187,736
8,793	Glu Mobile, Inc. (b)	63,134
711	Gravity Company, Ltd. - ADR (b)	32,813
11,100	Gumi, Inc. (b)	55,428
2,430	GungHo Online Entertainment, Inc.	67,212
96,000	iDreamSky Technology Holdings, Ltd. (b)	60,088
57,000	IGG, Inc.	63,548
2,178	IMAX Corporation (b)	43,996
12,504	LiveXLive Media, Inc. (b)	51,892
3,975	Modern Times Group MTG AB - Class B	44,556
1,527	Momo, Inc. - ADR (b)	54,667
249	NCSoft Corporation	102,865
5,163	Neowiz (b)	65,284
657	NetEase, Inc. - ADR	168,041
720	Netmarble Corporation	70,463
6,600	Nexon Company, Ltd.	95,686
600	Nintendo Company, Ltd.	219,918
4,044	Paradox Interactive AB	67,297
1,290	Rovio Entertainment Oyj	10,482
2,775	Sea, Ltd. - ADR (b)	92,185
3,747	Snap, Inc. - Class A (b)	53,582
2,100	Square Enix Holdings Company, Ltd.	67,245
1,230	Take-Two Interactive Software, Inc. (b)	139,642
3,900	Tencent Holdings, Ltd.	176,018
2,817	THQ Nordic AB (b)	73,110
1,266	Ubisoft Entertainment SA (b)	99,248
3,324	Webzen, Inc. (b)	49,083
609	YY, Inc. - ADR (b)	42,441
14,868	Zynga, Inc. - Class A (b)	91,141
		2,799,560

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Video Gaming ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Consumer Discretionary — 12.3%
7,173	500.com, Ltd. - Class A - ADR (b)	$76,249
2,100	Bandai Namco Holdings, Inc.	101,940
639	Flutter Entertainment plc	48,210
5,862	GVC Holdings plc	48,628
5,841	Kindred Group plc - SDR	49,583
2,727	Stars Group, Inc. (b)	46,641
5,577	Turtle Beach Corporation (b)	64,470
		435,721
	Information Technology — 8.6%
8,271	Harmonic, Inc. (b)	45,904
5,859	Immersion Corporation (b)	44,587
27,000	Kingsoft Corporation, Ltd. (b)	58,406
801	Microsoft Corporation	107,302
231,000	Razer, Inc. (b)	49,674
		305,873
	TOTAL COMMON STOCKS (Cost $3,513,963)	3,541,154

	SHORT-TERM INVESTMENTS — 6.9%
244,891	First American Government Obligations Fund, Class X, 2.30% (c)	244,891
	TOTAL SHORT-TERM INVESTMENTS (Cost $244,891)	244,891
	TOTAL INVESTMENTS — 106.5% (Cost $3,758,854)	3,786,045
	Liabilities in Excess of Other Assets — (6.5)%	(229,710)
	NET ASSETS — 100.0%	$3,556,335

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.4%
	Communication Services — 3.6%
84	Alphabet, Inc. - Class A (a)	$90,955
28,458	Koninklijke KPN NV	87,501
1,800	Nippon Telegraph & Telephone Corporation	83,819
		262,275
	Consumer Discretionary — 1.3%
564	Alibaba Group Holding, Ltd. - ADR (a)	95,570

	Industrials — 10.6%
528	Honeywell International, Inc.	92,183
264	Lockheed Martin Corporation	95,975
15,162	Maxar Technologies, Inc.	119,509
7,200	Mitsubishi Electric Corporation	94,828
306	Northrop Grumman Corporation	98,872
510	Raytheon Company	88,679
768	Siemens AG	91,483
3,000	Toshiba Corporation	93,419
		774,948
	Information Technology — 82.9% (b)
498	Accenture plc - Class A	92,015
2,826	Advanced Micro Devices, Inc. (a)	85,826
960	Alteryx, Inc. - Class A (a)	104,755
876	Analog Devices, Inc.	98,874
474	Apple, Inc.	93,814
2,094	Applied Materials, Inc.	94,042
462	ASML Holding NV	96,670
12,000	Asustek Computer, Inc.	86,157
1,128	Atos SE	94,441
11,094	BlackBerry, Ltd. (a)	82,860
2,292	Brooks Automation, Inc.	88,815
1,344	Cadence Design Systems, Inc. (a)	95,169
3,804	CEVA, Inc. (a)	92,627
2,172	Cirrus Logic, Inc. (a)	94,916
17,988	Cloudera, Inc. (a)	94,617
2,016	Cognex Corporation	96,728
4,140	Cypress Semiconductor Corporation	92,074

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Information Technology — 82.9% (b) (Continued)
1,770	FLIR Systems, Inc.	$95,757
1,200	Fujitsu, Ltd.	83,668
12,000	Global Unichip Corporation	87,509
1,800	Hitachi High-Technologies Corporation	92,556
4,614	HP, Inc.	95,925
1,956	Intel Corporation	93,634
678	International Business Machines Corporation	93,496
92,484	IQE plc (a)	71,447
2,310	Isra Vision AG	103,068
2,790	Jenoptik AG	90,393
804	KLA-Tencor Corporation	95,033
1,182	Koh Young Technology, Inc.	85,068
486	Lam Research Corporation	91,290
6,102	Lattice Semiconductor Corporation (a)	89,028
3,714	Marvell Technology Group, Ltd.	88,653
1,578	Maxim Integrated Products, Inc.	94,396
822	Mellanox Technologies, Ltd. (a)	90,971
2,628	Micron Technology, Inc. (a)	101,414
696	Microsoft Corporation	93,236
1,206	MKS Instruments, Inc.	93,935
2,808	Nanometrics, Inc. (a)	97,466
2,286	National Instruments Corporation	95,989
2,400	NEC Corporation	94,450
17,742	Nokia Corporation - ADR	88,887
5,382	Nuance Communications, Inc. (a)	85,951
612	NVIDIA Corporation	100,509
960	NXP Semiconductors NV	93,706
4,572	ON Semiconductor Corporation (a)	92,400
1,698	Oracle Corporation	96,735
1,290	QUALCOMM, Inc.	98,130
19,200	Renesas Electronics Corporation (a)	95,341
102	Samsung Electronics Company, Ltd. - GDR	103,734
720	SAP SE	99,015
2,094	Seagate Technology plc	98,669
1,614	SK Hynix, Inc.	97,149

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Information Technology — 82.9% (b) (Continued)
786	Splunk, Inc. (a)	$98,839
5,472	STMicroelectronics NV	97,211
726	Synopsys, Inc. (a)	93,429
2,292	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	89,778
2,292	Talend SA - ADR (a)	88,448
2,568	Teradata Corporation (a)	92,063
1,938	Teradyne, Inc.	92,850
816	Texas Instruments, Inc.	93,644
5,910	Tower Semiconductor, Ltd. (a)	93,201
6,702	Ultra Clean Holdings, Inc. (a)	93,292
522	VMware, Inc. - Class A (a)	87,284
2,388	Western Digital Corporation	113,549
822	Xilinx, Inc.	96,931
		6,083,527
	TOTAL COMMON STOCKS (Cost $6,836,096)	7,216,320

	SHORT-TERM INVESTMENTS — 0.1%
7,987	First American Government Obligations Fund, Class X, 2.30% (c)	7,987
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,987)	7,987
	TOTAL INVESTMENTS — 98.5% (Cost $6,844,083)	7,224,307
	Other Assets in Excess of Liabilities — 1.5%	111,548
	NET ASSETS — 100.0%	$7,335,855

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 13.9%
81,160	AT&T, Inc.	$2,719,672
39,051	BT Group plc - ADR	498,681
49,043	CenturyLink, Inc.	576,746
2,813	Charter Communications, Inc. - Class A (a)	1,111,641
19,420	China Mobile, Ltd. - ADR	879,532
79,433	Intelsat SA (a)	1,544,972
34,983	Orange SA - ADR	549,933
21,968	SK Telecom Company, Ltd. - ADR	543,708
79,530	Sprint Corporation (a)	522,512
45,857	Verizon Communications, Inc.	2,619,810
46,315	Vodafone Group plc - ADR	756,324
		12,323,531
	Industrials — 2.2%
255,556	Maxar Technologies, Inc.	1,998,448

	Information Technology — 77.6% (b)
71,089	A10 Networks, Inc. (a)	484,827
9,096	Acacia Communications, Inc. (a)	428,967
93,383	ADTRAN, Inc.	1,424,091
26,099	Akamai Technologies, Inc. (a)	2,091,574
62,195	Allot, Ltd. (a)	448,426
22,694	Amdocs, Ltd.	1,409,070
41,299	Analog Devices, Inc.	4,661,418
2,153	Arista Networks, Inc. (a)	558,962
7,603	Broadcom, Inc.	2,188,600
253,216	Casa Systems, Inc. (a)	1,628,179
177,495	Ceragon Networks, Ltd. (a)	520,060
18,420	CEVA, Inc. (a)	448,527
25,697	Ciena Corporation (a)	1,056,918
45,633	Cisco Systems, Inc.	2,497,494
166,689	CommScope Holding Company, Inc. (a)	2,622,018
45,823	Comtech Telecommunications Corporation	1,288,085
15,749	Corning, Inc.	523,339
74,248	Extreme Networks, Inc. (a)	480,385
9,610	F5 Networks, Inc. (a)	1,399,504

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 77.6% (b) (Continued)
100,510	Finisar Corporation (a)	$2,298,664
14,524	GDS Holdings, Ltd. - ADR (a)	545,667
36,696	Hewlett Packard Enterprise Company	548,605
493,915	Infinera Corporation (a)	1,437,293
95,484	Inseego Corporation (a)	457,368
6,655	InterDigital, Inc.	428,582
7,097	InterXion Holding NV (a)	540,011
3,191	IPG Photonics Corporation (a)	492,212
55,242	Juniper Networks, Inc.	1,471,094
29,937	Keysight Technologies, Inc. (a)	2,688,642
28,938	Lattice Semiconductor Corporation (a)	422,205
9,311	Lumentum Holdings, Inc. (a)	497,301
102,734	MACOM Technology Solutions Holdings, Inc. (a)	1,554,365
176,064	Marvell Technology Group, Ltd.	4,202,648
4,681	Mellanox Technologies, Ltd. (a)	518,046
10,852	National Instruments Corporation	455,675
103,662	NeoPhotonics Corporation (a)	433,307
16,458	NetScout Systems, Inc. (a)	417,869
841,758	Nokia Corporation - ADR	4,217,208
23,862	QUALCOMM, Inc.	1,815,182
17,519	Radware, Ltd. (a)	433,245
95,461	Ribbon Communications, Inc. (a)	466,804
35,228	Sierra Wireless, Inc. (a)	425,554
58,718	Skyworks Solutions, Inc.	4,537,140
447,319	Telefonaktiebolaget LM Ericsson - ADR	4,249,531
11,798	Ubiquiti Networks, Inc.	1,551,437
37,140	Viavi Solutions, Inc. (a)	493,591
2,988	VMware, Inc. - Class A (a)	499,623
38,894	Xilinx, Inc.	4,586,380
		68,845,693
	Real Estate — 6.0%
7,711	American Tower Corporation	1,576,514
4,556	CoreSite Realty Corporation	524,714
7,091	Crown Castle International Corporation	924,312
4,388	Digital Realty Trust, Inc.	516,862

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate — 6.0% (Continued)
1,426	Equinix, Inc.	$719,118
11,560	QTS Realty Trust, Inc. - Class A	533,841
2,342	SBA Communications Corporation (a)	526,575
		5,321,936
	TOTAL COMMON STOCKS (Cost $91,501,097)	88,489,608

	SHORT-TERM INVESTMENTS — 0.2%
170,677	First American Government Obligations Fund, Class X, 2.30% (c)	170,677
	TOTAL SHORT-TERM INVESTMENTS (Cost $170,677)	170,677
	TOTAL INVESTMENTS — 99.9% (Cost $91,671,774)	88,660,285
	Other Assets in Excess of Liabilities — 0.1%	86,609
	NET ASSETS — 100.0%	$88,746,894

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Defiance Next Gen Video Gaming ETF	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF
ASSETS
Investments in securities, at value *	$3,786,045	$7,224,307	$88,660,285
Dividends and interest receivable	2,267	10,959	106,524
Receivable for securities sold	—	102,930	—
Total assets	3,788,312	7,338,196	88,766,809

LIABILITIES
Payable for securities purchased	230,900	—	—
Management fees payable	1,077	2,341	19,915
Total liabilities	231,977	2,341	19,915

NET ASSETS	$3,556,335	$7,335,855	$88,746,894

Net Assets Consist of:
Paid-in capital	$3,627,513	$7,033,942	$94,059,750
Total distributable earnings (accumulated deficit)	$(71,178)	$301,913	$(5,312,856)
Net assets	$3,556,335	$7,335,855	$88,746,894

Net Asset Value:
Net assets	$3,556,335	$7,335,855	$88,746,894
Shares outstanding ^	150,000	300,000	3,700,000
Net asset value, offering and redemption price per share	$23.71	$24.45	$23.99

* Identified cost:
Investments in securities	$3,758,854	$6,844,083	$91,671,774

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Periods Ended June 30, 2019 (Unaudited)

	Defiance Next Gen Video Gaming ETF	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF (1)
INCOME
Dividends +	$19,234	$43,788	$305,724
Interest	181	118	1,652
Total investment income	19,415	43,906	307,376

EXPENSES
Management fees	6,134	12,071	53,099
Total expenses	6,134	12,071	53,099
Net investment income (loss)	13,281	31,835	254,277

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	12,286	52,568	(2,337,298)
Foreign currency	2,350	(257)	—
Net change in unrealized appreciation (depreciation) of:
Investments in securities	451,367	827,454	(3,011,489)
Foreign currency translation	8	(119)	—
Net realized and unrealized gain (loss) on investments	466,011	879,646	(5,348,787)
Net increase (decrease) in net assets resulting from operations	$479,292	$911,481	$(5,094,510)

(1)	The Fund commenced operations on March 4, 2019. The information presented is for the period from March 4, 2019 to June 30, 2019.
+	Net of foreign withholding taxes of $1,792, and $3,709 and $12,265, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Video Gaming ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018 (1)
OPERATIONS
Net investment income (loss)	$13,281	$5,822
Net realized gain (loss) on investments and foreign currency	14,636	(108,897)
Change in unrealized appreciation (depreciation) on investments and foreign currency	451,375	(424,183)
Net increase (decrease) in net assets resulting from operations	479,292	(527,258)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(13,552)	(9,660)
Tax return of capital to shareholders	—	(1,214)
Total distributions to shareholders	(13,552)	(10,874)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,128,540	2,500,000
Transaction fees (See Note 6)	187	—
Net increase (decrease) in net assets derived from capital share transactions (a)	1,128,727	2,500,000
Net increase (decrease) in net assets	$1,594,467	$1,961,868

NET ASSETS
Beginning of period	$1,961,868	$—
End of period	$3,556,335	$1,961,868

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018 (1)
	Shares	Shares
Subscriptions	50,000	100,000
Redemptions	—	—
Net increase (decrease)	50,000	100,000

(1)	The Fund commenced operations on July 31, 2018. The information presented is for the period from July 31, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018 (1)
OPERATIONS
Net investment income (loss)	$31,835	$5,889
Net realized gain (loss) on investments and foreign currency	52,311	(134,597)
Change in unrealized appreciation (depreciation) on investments and foreign currency	827,335	(447,103)
Net increase (decrease) in net assets resulting from operations	911,481	(575,811)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(28,746)	(5,011)
Tax return of capital to shareholders	—	(1,226)
Total distributions to shareholders	(28,746)	(6,237)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,459,190	3,575,275
Transaction fees (See Note 6)	437	266
Net increase (decrease) in net assets derived from capital share transactions (a)	3,459,627	3,575,541
Net increase (decrease) in net assets	$4,342,362	$2,993,493

NET ASSETS
Beginning of period	$2,993,493	$—
End of period	$7,335,855	$2,993,493

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018 (1)
	Shares	Shares
Subscriptions	150,000	150,000
Redemptions	—	—
Net increase (decrease)	150,000	150,000

(1)	The Fund commenced operations on September 4, 2018. The information presented is for the period from September 4, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statement of Changes in Net Assets

Period Ended June 30, 2019 (Unaudited) (1)
OPERATIONS
Net investment income (loss)	$254,277
Net realized gain (loss) on investments	(2,337,298)
Change in unrealized appreciation (depreciation) on investments	(3,011,489)
Net increase (decrease) in net assets resulting from operations	(5,094,510)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(218,346)
Total distributions to shareholders	(218,346)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	97,484,010
Payments for shares redeemed	(3,424,260)
Net increase (decrease) in net assets derived from capital share transactions (a)	94,059,750
Net increase (decrease) in net assets	$88,746,894

NET ASSETS
Beginning of period	$—
End of period	$88,746,894

(a)	A summary of capital share transactions is as follows:

Period Ended June 30, 2019 (Unaudited) (1)
Shares
Subscriptions	3,850,000
Redemptions	(150,000)
Net increase (decrease)	3,700,000

(1)	The Fund commenced operations on March 4, 2019. The information presented is for the period from March 4, 2019 to June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Video Gaming ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018 (1)
Net asset value, beginning of period	$19.62		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.10		0.06
Net realized and unrealized gain (loss) on investments	4.08		(5.33)
Total from investment operations	4.18		(5.27)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)		(0.06)
From realized gains	—		(0.04)
Tax return of capital to shareholders	—		(0.01)
Total distributions	(0.09)		(0.11)

CAPITAL SHARE TRANSACTIONS
Transaction fees (see Note 6)	0.00	(3)	—

Net asset value, end of period	$23.71		$19.62

Total return	21.21	%(4)	-21.10	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,556		$1,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40	%(5)(8)	0.52	%(5)(6)
Net investment income (loss) to average net assets	0.86	%(5)	0.61	%(5)
Portfolio turnover rate (7)	92	%(4)	25	%(4)

(1)	Commencement of operations on July 31, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective October 10, 2018, the Adviser reduced its management fee from 0.65% to 0.40%.
(7)	Excludes the impact of in-kind transactions.
(8)	Effective June 24, 2019, the Adviser reduced its management fee from 0.40% to 0.30%.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018 (1)
Net asset value, beginning of period	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.13		0.05
Net realized and unrealized gain (loss) on investments	4.46		(5.05)
Total from investment operations	4.59		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.10)		(0.03)
Tax return of capital to shareholders	—		(0.01)
Total distributions	(0.10)		(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(3)	0.00	(3)

Net asset value, end of period	$24.45		$19.96

Total return	23.03	%(4)	-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$7,336		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.41	%(5)(6)	0.65	%(5)
Net investment income (loss) to average net assets	1.08	%(5)	0.70	%(5)
Portfolio turnover rate (7)	28	%(4)	22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended June 30, 2019 (Unaudited) (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.11
Net realized and unrealized gain (loss) on investments	(1.06)
Total from investment operations	(0.95)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$23.99

Total return	-3.81	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$88,747

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)
Net investment income (loss) to average net assets	1.44	%(4)
Portfolio turnover rate (5)	26	%(3)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Defiance Next Gen Video Gaming ETF (formerly known as Defiance Future Tech ETF), Defiance Quantum ETF and Defiance Next Gen Connectivity ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Defiance Next Gen Video Gaming ETF is to track the total return performance, before expenses and fees, of the BlueStar Next Gen Video Gaming Index® (formerly the BlueStar Augmented and Virtual Reality Index®). The investment objective of the Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of the Defiance Next Gen Connectivity ETF is to track the total return, before fees and expenses, of the BlueStar 5G Communications Index®. The Defiance Next Gen Video Gaming ETF commenced operations on July 31, 2018, the Defiance Quantum ETF commenced operations on September 4, 2018 and the Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019.

The end of the reporting period for the Funds is June 30, 2019, and the period covered by these Notes to Financial Statements is the period from January 1, 2019 through June 30, 2019 for the Defiance Next Gen Video Gaming ETF and the Defiance Quantum ETF, and the period from March 4, 2019 through June 30, 2019 for the Defiance Next Gen Connectivity ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market®

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Next Gen Video Gaming ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,541,154	$—	$—	$3,541,154
Short-Term Investments	244,891	—	—	244,891
Total Investments in Securities	$3,786,045	$—	$—	$3,786,045

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,216,320	$—	$—	$7,216,320
Short-Term Investments	7,987	—	—	7,987
Total Investments in Securities	$7,224,307	$—	$—	$7,224,307

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$88,489,608	$—	$—	$88,489,608
Short-Term Investments	170,677	—	—	170,677
Total Investments in Securities	$88,660,285	$—	$—	$88,660,285

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.	Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no timing differences between book and tax for the period ended December 31, 2018.

During the period ended December 31, 2018, the Funds realized no net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

J.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.	New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Defiance Next Gen Video Gaming ETF (formerly Defiance Future Tech ETF) pays the Adviser 0.30%, Defiance Quantum ETF pays the Adviser 0.40% and Defiance Next Gen Connectivity ETF pays the Adviser 0.30% at an annual rate based on each Fund’s average daily net assets. Prior to June 24, 2019, Defiance Future Tech ETF paid the Adviser 0.40% at an annual rate based on the Fund’s average daily net assets. Prior to January 14, 2019, Defiance Quantum ETF paid the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets. Prior to October 10, 2018, Defiance Future Tech ETF paid the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Next Gen Video Gaming ETF	$2,929,420	$2,842,062
Defiance Quantum ETF	1,739,646	1,625,335
Defiance Next Gen Connectivity ETF	16,905,304	16,696,472

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Next Gen Video Gaming ETF	$1,027,804	$—
Defiance Quantum ETF	3,273,283	—
Defiance Next Gen Connectivity ETF	97,034,886	3,405,322

During the current fiscal period, the Funds paid brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser as follows:

Defiance Next Gen Video Gaming ETF	$—
Defiance Quantum ETF	$83
Defiance Next Gen Connectivity ETF	$—

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax-basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year end, accordingly, tax-basis balances have not been determined for the current fiscal period.

Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019, therefore, no tax information is available as of the date of this report.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2018 were as follows:

	Defiance Next Gen Video Gaming ETF	Defiance Quantum ETF
Tax cost of investments	$2,403,277	$3,564,951
Gross tax unrealized appreciation	$28,642	$48,807
Gross tax unrealized depreciation	(454,549)	(584,50)
Net tax unrealized appreciation (depreciation)	(425,907)	(535,743)
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Accumulated gain (loss)	(425,907)	(535,743)
Other accumulated gain (loss)	(111,011)	(45,079)
Distributable earnings (accumulated deficit)	$(536,918)	$(580,822)

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2018, Defiance Next Gen Video Gaming ETF and Defiance Quantum ETF deferred, on a tax-basis, post-October capital losses of $111,011 and $0, respectively and no late-year ordinary losses.

As of December 31, 2018, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Next Gen Video Gaming ETF	$—	$—
Defiance Quantum ETF	45,079	—

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2018, was as follows:

	Ordinary Income	Return of Capital
Defiance Next Gen Video Gaming ETF	$9,660	$1,214
Defiance Quantum ETF	5,011	1,226

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Defiance ETFs

Notes to Financial Statements
June 30, 2019 (Unaudited) (Continued)

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Defiance ETFs

Expense Examples

For the Period Ended June 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example for the Defiance Next Gen Video Gaming ETF and the Defiance Quantum ETF is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 - June 30, 2019), while the example for the Defiance Next Gen Connectivity ETF is for the period March 4, 2019 - June 30, 2019.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance ETFs

Expense Examples
For the Period Ended June 30, 2019 (Unaudited) (Continued)

Defiance Next Gen Video Gaming ETF

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,212.10	$2.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

(1)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Quantum ETF

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,230.30	$2.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.76	$2.06

(2)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.41%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value March 4, 2019 (3)	Ending Account Value June 30, 2019	Expenses Paid During the Period
Actual	$1,000.00	$ 961.90	$0.95(4)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51(5)

(3)	Fund commencement.
(4)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by 118/365, to reflect the period.
(5)	The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Defiance Next Gen Connectivity ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 9 and 10, 2019 (the “January Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser” or “Defiance”) and the Trust, on behalf of the Defiance Next Gen Connectivity ETF (for this section only, the “Fund”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”, and together, the “Agreements”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (the “Sub-Adviser” or “Penserra”).

Prior to the January Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits realized by the Adviser, Sub-Adviser, and their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates expected to result from services to be rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on each firm over the course of the year, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials and any other information that the Board received at the January Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as their

Defiance ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s compliance personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the trading for the Fund would be handled by a sub-adviser, such performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether the Fund’s performance is in line with its investment objective.

Cost of Services Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Technology ETFs as reported by Morningstar. The Board noted that the proposed expense ratio for the Fund was slightly lower than the median for the peer group. The Board also considered the expense ratios for certain competitor funds identified by the Adviser, noting that the Fund’s proposed expense ratio was lower than the expense ratios for such competitors. The Board determined that the Fund’s expense ratio was reasonable given the nature of the underlying index for the Fund and the Fund’s investment strategy as a passively-managed fund.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning it would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant

Defiance ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that Penserra would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and they had reviewed additional detailed information about Penserra at previous Board meetings. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the

Defiance ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by Defiance to Penserra for its services to the Fund. The Board considered the fees to be paid to Penserra would be paid by Defiance from the fee Defiance received from the Fund and noted that the fee reflected an arm’s-length negotiation between Defiance and Penserra based on the nature and expected size of the Fund. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board noted that Penserra has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for the Fund, and consequently, Penserra would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance Quantum ETF

Pursuant to Section 15(c) of the 1940 Act, at the January Meeting, the Board considered the approval an amendment (the “Amendment”) to the Advisory Agreement between Defiance and the Trust, on behalf of the Defiance Quantum ETF (for this section only, the “Fund”), for the sole purpose of lowering the Fund’s advisory fee from 0.65% to 0.40% of the Fund’s average daily net assets.

The Board, including the Independent Trustees, considered representations from the Adviser that the reduction in fees would not result in any change to the nature, extent, or quality of the services provided by the Adviser to the Fund.

Defiance ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

The Board then discussed the information that it had received at the Meeting and deliberated on the approval of the Amendment in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

The Board considered that, because the Amendment related solely to the reduction in the advisory fee and would not affect other aspects of the Advisory Agreement, including the term of the Advisory Agreement, other factors normally associated with the Board’s consideration of the approval of an advisory agreement were not relevant to the Board’s consideration of the approval of the Amendment.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Amendment, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Amendment was in the best interests of the Fund and its shareholders.

Defiance Next Gen Video Gaming ETF
(formerly known as the Defiance Future Tech ETF)

Pursuant to Section 15(c) of the 1940 Act, at a meeting held on May 28, 2019 (the “May Meeting”), the Board considered the approval an amendment (the “Amendment”) to the Advisory Agreement between Defiance and the Trust, on behalf of the Defiance Next Gen Video Gaming ETF (formerly known as the Defiance Future Tech ETF) (for this section only, the “Fund”), for the sole purpose of lowering the Fund’s advisory fee from 0.40% to 0.30% of the Fund’s average daily net assets.

The Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), considered representations from the Adviser that the reduction in fees would not result in any change to the nature, extent, or quality of the services provided by the Adviser to the Fund. Additionally, the Board received written materials from the Adviser describing proposed changes to the Fund’s investment policies, including the Fund’s investment objective, which would take effect concurrent with the reduction in the advisory fee.

Defiance ETFs

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

The Board then discussed the information that it had received at the Meeting and deliberated on the approval of the Amendment in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

The Board considered that, because the Amendment related solely to the reduction in the advisory fee and would not affect other aspects of the Advisory Agreement, including the term of the Advisory Agreement, other factors normally associated with the Board’s consideration of the approval of an advisory agreement were not relevant to the Board’s consideration of the approval of the Amendment.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Amendment, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Amendment was in the best interests of the Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the period ended December 31, 2018, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019, therefore, federal tax information is not applicable.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Next Gen Video Gaming ETF	85.53%
Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2018 was as follows:

Defiance Next Gen Video Gaming ETF	41.05%
Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Next Gen Video Gaming ETF	39.20%
Defiance Quantum ETF	0.00%
Defiance Next Gen Connectivity ETF	N/A

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.defianceetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser

Defiance ETFs, LLC

311 West 43rd Street, 12th Floor

New York, New York 10036

Sub-Adviser

Penserra Capital Management LLC

4 Orinda Way, Suite 100-A

Orinda, California 94563

Index Provider

BlueStar Global Investors, LLC

d/b/a Bluestar Indexes

1350 Avenue of the Americas, 4th Floor

New York, New York 10019

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Defiance Next Gen Video Gaming ETF

Symbol – VIDG

CUSIP – 26922A438

Defiance Quantum ETF

Symbol – QTUM

CUSIP – 26922A420

Defiance Next Gen Connectivity ETF

Symbol – FIVG

CUSIP – 26922A289

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/04/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/04/2019

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/04/2019

*	Print the name and title of each signing officer under his or her signature.